General and Administrative Expenses (Details) - Schedule of General and Administrative Eexpenses - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Schedule of General and Administrative Eexpenses [Abstract]
Salaries and related expenses	$ 284	$ 144	$ 725	$ 438
Professional services	296	408	1,622	1,349
Consulting and director fees	296	251	782	949
Travel	16	9	63	107
Office and general	296	260	906	1,244
Regulatory and filing fees	59	44	143	109
Shareholder relations	71	58	173	489
Total	$ 1,318	$ 1,174	$ 4,414	$ 4,685